DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERATIONS

The significant items included within discontinued operations are as follows:

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Revenue - Cryptocurrency mining	$-	$-
Cost - Cryptocurrency mining	-	276,926
Administrative expenses	-	(279,995)
Operating gain from discontinued operations	-	3,069
Other (loss), net	-	(21,805)
Interest income	-	9
(Loss) from discontinued operations before income taxes	-	(18,727)
Income tax expense	-	-
Net (loss) from discontinued operations	$-	$(18,727)

As of June 30, 2024 and December 31, 2023, no assets and liabilities of discontinued operations included within the Consolidated Balance Sheets.

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$-	$109,202
Net cash provided by investing activities	-	237,635

CRYPTOCURRENCIES

As of June 30, 2024 and December 31, 2023, no cryptocurrencies held by the Company.